Accounts Receivable (Details) - Schedule of Accounts Receivable, Net ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	[1]	₨ 9,529	$ 125.6	₨ 5,362
Less: Allowance for doubtful accounts/ credit losses		(285)	(3.8)	(475)
Total		9,244	121.8	4,887
Non-current		3,203	42.2
Current		₨ 6,041	$ 79.6	₨ 4,887

[1]	Includes INR 1,558 million and INR 5,228 million (US$68.9 million) of unbilled receivables for the year ended March 31, 2021 and 2022, respectively.